LEASES - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2023 USD ($)
LEASES
Balance	Rp 18,473	Rp 15,888
Accretion of interest	1,015	975
Additions (Note 36a)	10,407	10,006
Deductions	(9,593)	(8,396)
Balance	20,302	18,473
Current	(5,458)	(4,772)	$ (354)
Non-current	Rp 14,844	Rp 13,701	$ 964